Annual Operating Expenses {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Investor PRO-10 - Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio-Investor VIP
Apr. 30, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.42%